Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Trade and other receivables
9	Trade and other receivables

(a)	Carrying amounts

	2023	2022
	US $ in millions

Non-current other receivables	97.9	112.1

Current trade and other receivables

Trade receivables	404.9	671.5

Other receivables
Insurance recoveries (see also Note 16)	30.6	23.9
Government institutions	27.4	11.9
Prepaid expenses	34.0	24.9
Other receivables (*)	99.6	93.5
	191.6	154.2

	596.5	825.7

(*) As at December 31, 2023, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.

(b)	Factoring arrangements

(i)
In August 2019, the Company entered into a revolving arrangement with a financial institution, for the recurring sale of portion of receivables, designated by the Company. The sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9 (Financial Instruments).

As at December 31, 2023 and 2022, no amounts were withdrawn under this arrangement. Following the reporting date, the agreement was renewed for additional period ending February 2025.

(ii)
In June 2023 the Company (and its wholly owned digital freight forwarded subsidiary, Ship4WD) entered into an agreement with a factoring service provider, for the recurring sale of receivables, as part of the Company's initiatives to provide its customers with additional services, including trade credit. The sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9.

(c)	Credit line to an investee

In January 2023, the Company entered into a transaction with the above mentioned factoring service provider (see section b(ii)), according to which the Company made an equity investment in this entity and agreed to provide it a three-year revolving credit facility, secured by account receivables, of approximately US$100 million. According to the terms, the Company will be entitled to exercise warrants to preferred shares of the factoring service provider, in tranches based on amounts drawn. In October 2023, the factoring service provider drew under this arrangement an amount of US$ 1 million.